Financial instruments with off-balance sheet risk or concentrations of credit risk	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Guarantees [Abstract]
Financial instruments with off-balance sheet risk or concentrations of credit risk
Financial instruments with off-balance sheet risk or concentrations of credit risk
Off-balance sheet risk
In the normal course of business, the Company trades various financial instruments and engages in various investment activities with off-balance sheet risk. These financial instruments include securities sold, not yet purchased, forwards, futures, options, swaptions, swaps and contracts for differences. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the fair values of the securities underlying the financial instruments or fluctuations in interest rates and index values may exceed the amounts recognized in the condensed consolidated balance sheets.
Securities sold, not yet purchased are recorded as liabilities in the condensed consolidated balance sheets and have market risk to the extent that the Company, in satisfying its obligations, may be required to purchase securities at a higher value than that recorded in the condensed consolidated balance sheets. The Company’s investments in securities and commodities and amounts due from brokers are partially restricted until the Company satisfies the obligation to deliver securities sold, not yet purchased.
Forward and futures contracts are a commitment to purchase or sell financial instruments, currencies or commodities at a future date at a negotiated rate. Forward and futures contracts expose the Company to market risks to the extent that adverse changes occur to the underlying financial instruments such as currency rates or equity index fluctuations.
Option contracts give the purchaser the right, but not the obligation, to purchase from or sell to the option writer financial instruments, commodities or currencies within a defined time period for a specified price. The premium received by the Company upon writing an option contract is recorded as a liability, marked to market on a daily basis and is included in securities sold, not yet purchased in the condensed consolidated balance sheets. In writing an option, the Company bears the market risk of an unfavorable change in the financial instrument underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a financial instrument at a price different from the current fair value.
In the normal course of trading activities in its investment portfolio, the Company trades and holds certain derivative contracts, such as written options, which constitute guarantees. The maximum payout for written put options is limited to the number of contracts written and the related strike prices and the maximum payout for written call options is dependent upon the market price of the underlying security at the date of a payout event. As of September 30, 2014, the investment portfolio had a maximum payout amount of approximately $875.6 million (December 31, 2013 - $689.5 million) relating to written put option contracts with expiration ranging from one month to 10 months from the balance sheet date. The maximum payout amount could be offset by the subsequent sale, if any, of assets obtained via the settlement of a payout event. The fair value of these written put options as of September 30, 2014 is $8.0 million (December 31, 2013 - $2.6 million) and is included in securities sold, not yet purchased in the condensed consolidated balance sheets.
Swaption contracts give the Company the right, but not the obligation, to enter into a specified interest-rate swap within a specified period of time. The Company’s market and counterparty credit risk is limited to the premium paid to enter into the swaption contract and net unrealized gains.
Total return swaps, contracts for differences, index swaps, and interest rate swaps that involve the exchange of cash flows between the Company and counterparties are based on the change in the fair value of a particular equity, index, or interest rate on a specified notional holding. The use of these contracts exposes the Company to market risks equivalent to actually holding securities of the notional value but typically involve little capital commitment relative to the exposure achieved. The gains or losses of the Company may therefore be magnified on the capital commitment.
Credit derivatives
Credit default swaps protect the buyer against the loss of principal on one or more underlying bonds, loans, or mortgages in the event the issuer suffers a credit event. Typical credit events include failure to pay or restructuring of obligations, bankruptcy, dissolution or insolvency of the underlying issuer. The buyer of the protection pays an initial and/or a periodic premium to the seller and receives protection for the period of the contract. If there is not a credit event, as defined in the contract, the buyer receives no payments from the seller. If there is a credit event, the buyer receives a payment from the seller of protection as calculated by the contract between the two parties.
The Company may also enter into index and/or basket credit default swaps where the credit derivative may reference a basket of single-name credit default swaps or a broad-based index. Generally, in the event of a default on one of the underlying names, the buyer will receive a pro-rata portion of the total notional amount of the credit default index or basket contract from the seller. When the Company purchases single-name, index and basket credit default swaps, the Company is exposed to counterparty nonperformance.
Upon selling credit default swap protection, the Company may expose itself to the risk of loss from related credit events specified in the contract. Credit spreads of the underlying together with the period of expiration is indicative of the likelihood of a credit event under the credit default swap contract and the Company’s risk of loss. Higher credit spreads and shorter expiration dates are indicative of a higher likelihood of a credit event resulting in the Company’s payment to the buyer of protection. Lower credit spreads and longer expiration dates would indicate the opposite and lowers the likelihood the Company needs to pay the buyer of protection. As of September 30, 2014, there was no cash collateral received specifically related to written credit default swaps as collateral is based on the net exposure associated with all derivative instruments subject to applicable netting agreements with counterparties and may not be specific to any individual derivative contract.
The following table sets forth certain information related to the Company’s written credit derivatives as of September 30, 2014 and December 31, 2013:

September 30, 2014	Maximum Payout/ Notional Amount (by period of expiration)			Fair Value of Written Credit Derivatives (2)
Credit Spreads on underlying (basis points)	0-5 years	5 years or Greater Expiring Through 2047	Total Written Credit Default Swaps (1)	Asset	Liability	Net Asset/(Liability)
	($ in thousands)
Single name (0 - 250)	$—	$5,437	$5,437	$—	$1,503	$(1,503)
Single name (251-500)	—	2,318	2,318	158	—	158
	$—	$7,755	$7,755	$158	$1,503	$(1,345)

December 31, 2013	Maximum Payout/ Notional Amount (by period of expiration)			Fair Value of Written Credit Derivatives (2)
Credit Spreads on underlying (basis points)	0-5 years	5 years or Greater Expiring Through 2046	Total Written Credit Default Swaps (1)	Asset	Liability	Net Asset/(Liability)
	($ in thousands)
Single name (0 - 250)	$368	$—	$368	$—	$(104)	$(104)
Single name (251-500)	9,514	—	9,514	1,136	—	1,136
Index (0-250)	—	550	550	21	(244)	(223)
	$9,882	$550	$10,432	$1,157	$(348)	$809

(1)	As of September 30, 2014 and December 31, 2013, the Company did not hold any offsetting buy protection credit derivatives with the same underlying reference obligation.

(2)	Fair value amounts of derivative contracts are shown on a gross basis prior to cash collateral or counterparty netting.
Concentrations of credit risk
In addition to off-balance sheet risks related to specific financial instruments, the Company may be subject to concentration of credit risk with particular counterparties. Substantially all securities transactions of the Company are cleared by several major securities firms. The Company had substantially all such individual counterparty concentration with these brokers or their affiliates as of September 30, 2014. However, the Company reduces its credit risk with counterparties by entering into master netting agreements. Therefore, assets represent the Company’s greater unrealized gains less unrealized losses for derivative contracts in which the Company has master netting agreements. Similarly, liabilities represent the Company’s greater unrealized losses less unrealized gains for derivative contracts in which the joint venture created through the Investment Agreement (Note 10) has master netting agreements. Furthermore, the Company obtains collateral from counterparties to reduce its exposure to counterparty credit risk.
The Company’s maximum exposure to credit risk associated with counterparty nonperformance on derivative contracts is limited to the net unrealized gains by counterparty inherent in such contracts which are recognized in the condensed consolidated balance sheets. As of September 30, 2014, the Company’s maximum counterparty credit risk exposure was $25.3 million (December 31, 2013 - $19.0 million).

Financial instruments with off-balance sheet risk or concentrations of credit risk
Off-balance sheet risk
In the normal course of business, the Company trades various financial instruments and engages in various investment activities with off-balance sheet risk. These financial instruments include securities sold, not yet purchased, forwards, futures, options, swaptions, swaps and contracts for differences. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the fair values of the securities underlying the financial instruments or fluctuations in interest rates and index values may exceed the amounts recognised in the consolidated balance sheets.
Securities sold, not yet purchased are recorded as liabilities in the consolidated balance sheets and have market risk to the extent that the Company, in satisfying its obligations, may be required to purchase securities at a higher value than that recorded in the consolidated balance sheets. The Company’s investments in securities and amounts due from brokers are partially restricted until the Company satisfies the obligation to deliver securities sold, not yet purchased.
Forward and futures contracts are a commitment to purchase or sell financial instruments, currencies or commodities at a future date at a negotiated rate. Forward and futures contracts expose the Company to market risks to the extent that adverse changes occur to the underlying financial instruments such as currency rates or equity index fluctuations.
Option contracts give the purchaser the right, but not the obligation, to purchase or sell to the option writer financial instruments, commodities or currencies within a defined time period for a specified price. The premium received by the Company upon writing an option contract is recorded as a liability, marked to market on a daily basis and is included in securities sold, not yet purchased in the consolidated balance sheets. In writing an option, the Company bears the market risk of an unfavorable change in the financial instrument underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a financial instrument at a price different from the current fair value.
Swaption contracts give the Company the right, but not the obligation, to enter into a specified interest-rate swap within a specified period of time. The Company’s market and counterparty credit risk is limited to the premium paid to enter into the swaption contract and net unrealized gains.
Total return swaps, contracts for differences, index swaps, and interest rate swaps that involve the exchange of cash flows between the Company and counterparties are based on the change in the fair value of a particular equity, index, or interest rate on a specified notional holding. The use of these contracts exposes the Company to market risks equivalent to actually holding securities of the notional value but typically involve little capital commitment relative to the exposure achieved. The gains or losses of the Company may therefore be magnified on the capital commitment.
Credit derivatives
Credit default swaps protect the buyer against the loss of principal on one or more underlying bonds, loans, or mortgages in the event the issuer suffers a credit event. Typical credit events include failure to pay or restructuring of obligations, bankruptcy, dissolution or insolvency of the underlying issuer. The buyer of the protection pays an initial and/or a periodic premium to the seller and receives protection for the period of the contract. If there is not a credit event, as defined in the contract, the buyer receives no payments from the seller. If there is a credit event, the buyer receives a payment from the seller of protection as calculated by the contract between the two parties.
The Company may also enter into index and/or basket credit default swaps where the credit derivative may reference a basket of single-name credit default swaps or a broad-based index. Generally, in the event of a default on one of the underlying names, the buyer will receive a pro-rata portion of the total notional amount of the credit default index or basket contract from the seller. When the Company purchases single-name, index and basket credit default swaps, the Company is exposed to counterparty nonperformance.
Upon selling credit default swap protection, the Company may expose itself to the risk of loss from related credit events specified in the contract. Credit spreads of the underlying together with the period of expiration is indicative of the likelihood of a credit event under the credit default swap contract and the Company’s risk of loss. Higher credit spreads and shorter expiration dates are indicative of a higher likelihood of a credit event resulting in the Company’s payment to the buyer of protection. Lower credit spreads and longer expiration dates would indicate the opposite and lowers the likelihood the Company needs to pay the buyer of protection. Cash collateral available to the Company to mitigate potential counterparty risk related to written credit default swaps amounted to $1.6 million as of December 31, 2013. Cash collateral received is based on the net exposure associated with all derivative instruments subject to applicable netting agreements with counterparties and may not be specific to any individual derivative contract.
The following table sets forth certain information related to the Company’s written credit derivatives as of December 31, 2013:

	Maximum Payout/ Notional Amount (by period of expiration)			Fair Value of Written Credit Derivatives (2)
Credit Spreads on underlying (basis points)	0-5 years	5 years or Greater Expiring Through 2046	Total Written Credit Default Swaps (1)	Asset	Liability	Net Asset/(Liability)
	($ in thousands)
Single name (0 - 250)	$368	$—	$368	$—	(104)	(104)
Single name (251-500)	9,514	—	9,514	1,136	—	1,136
Index (0-250)	—	550	550	21	(244)	(223)
	$9,882	$550	$10,432	$1,157	$(348)	$809

(1)	As of December 31, 2013, the Company did not hold any offsetting buy protection credit derivatives with the same underlying reference obligation.

(2)	Fair value amounts of derivative contracts are shown on a gross basis prior to cash collateral or counterparty netting.

As of December 31, 2012, the Company sold protection on an index-reference obligation with a maximum potential payout amount of $0.4 million, a credit spread of 0.44% and maturity in 2046. The fair value of such protection sold totaled $0.2 million as of December 31, 2012.
Concentrations of credit risk
In addition to off-balance sheet risks related to specific financial instruments, the Company may be subject to concentration of credit risk with particular counterparties. Substantially all securities transactions of the Company are cleared by several major securities firms. The Company had substantially all such individual counterparty concentration with these brokers or their affiliates as of December 31, 2013. However, the Company reduces its credit risk with counterparties by entering into master netting agreements. Therefore, assets represent the Company’s greater unrealized gains less unrealized losses for derivative contracts in which the Company has master netting agreements. Similarly, liabilities represent the Company’s greater unrealized losses less unrealized gains for derivative contracts in which the Joint Venture has master netting agreements. Furthermore, the Company obtains collateral from counterparties to reduce its exposure to counterparty credit risk.
The Company’s maximum exposure to credit risk associated with counterparty nonperformance on derivative contracts is limited to the net unrealized gains by counterparty inherent in such contracts which are recognised in the consolidated balance sheets. As of December 31, 2013, the Company’s maximum counterparty credit risk exposure was $19.0 million (December 31, 2012 - $17.0 million).